STOCKHOLDERS' EQUITY (Details) - $ / shares	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 12, 2020	Dec. 31, 2019	Jun. 26, 2019	Jun. 07, 2019
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000		1,000,000		1,000,000
Preferred Stock, Shares Issued	0		0		0
Preferred Stock, Shares Outstanding	0		0		0
Sponsor [Member]
Equity Method Investment, Ownership Percentage	20.00%		20.00%
Class A Common Stock [Member]
Common Stock, Shares Authorized	200,000,000		200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	11,090,292		15,287,498		7,974,075
Common Stock, Shares, Outstanding	11,090,292	3,840,000	15,287,498		7,974,075
Common Stock, Redemption Shares	57,909,708		53,712,502		61,025,925
Class B Common Stock [Member]
Common Stock, Shares Authorized	20,000,000		20,000,000		20,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	17,250,000		17,250,000		17,250,000
Common Stock, Shares, Outstanding	17,250,000	160,000	17,250,000		17,250,000	17,250,000	11,500,000